Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of June 30,
	2024	2023
Trade accounts receivable	39,178,089	48,582,555
Less: allowance for credit losses	(398,880)	(67,088)
Accounts receivable, net	38,779,209	48,515,467

Schedule of Allowance for Credit Losses	The movement of the allowance for credit losses is as follows:
	For the year ended
	2024	2023
Balance at beginning of the year	67,088	126,372
Adoption of ASU 2016-13	-	13,372
Provision for credit losses	338,878	11,238
Recovery of accounts receivable	(7,038)	(15,788)
Write off for accounts receivable	-	(67,599)
Foreign currency translation adjustments	(48)	(507)
Balance at end of the year	398,880	67,088